Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Cash and cash equivalents	$ 3,803	$ 3,243
Debt securities	1,518	454
Consumer receivables	10,459	8,141
Consumer receivables at fair value through OCI	386	0
Consumer receivables at fair value through profit and loss	400	2
Settlement and trade receivables	580	493
Property and equipment	60	85
Goodwill	685	613
Intangible assets	383	376
Deferred tax assets	36	33
Other assets	487	364
Total Assets	18,797	13,804
Liabilities
Accounts payable and accrued expenses	655	572
Consumer deposits	13,003	9,510
Payables to merchants	736	696
Notes payable and other borrowings	1,359	513
Deferred tax liabilities	2	1
Other liabilities	358	255
Total Liabilities	16,113	11,547
Equity
Share capital	0	0
Additional paid in capital	427	4,646
Other equity instruments	0	0
Reserves	(90)	(479)
Retained Earnings (Accumulated deficit)	2,170	(2,081)
Total equity excluding non-controlling interests	2,507	2,086
Non-controlling interests	177	171
Total equity	2,684	2,257
Total equity and liabilities	$ 18,797	$ 13,804